Note 19 - Financial Instruments (Details) - Amount Recognized in Statement of Comprehensive (Loss)/Income Derivative Financial Instruments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Total	$ (392)	$ 3,866	$ (171)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial Instruments - Change in Fair Value		651	2,313
Interest rate swaps– realized loss		(664)	$ (2,484)
Interest rate swaps– reversal of realized loss	225
Financial Instrument Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial Instruments - Change in Fair Value	$ (617)	$ 3,879